Report Of The Directors Financial Review Risk Report - Wholesale lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details)
$ in Millions
12 Months Ended
Dec. 31, 2018 USD ($)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,433,785
Financial assets, ending balance	2,471,203
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	1,645,418
Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,565,014
Net new and further lending/repayments	107,217
Assets written off	(2,569)
Foreign exchange and other	(56,508)
Financial assets, ending balance	1,612,646
Accumulated impairment | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(8,693)
Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,839)
Net remeasurement of ECL arising from transfer of stage	(88)
Net new and further lending/repayments	827
Changes to risk parameters – credit quality	(2,953)
Assets written off	2,553
Foreign exchange and other	413
Financial assets, ending balance	(9,056)
ECL release/(charge) for the period	(2,214)
Recoveries	408
Others	(87)
Total change in ECL for the period	(1,893)
12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,446,857
Transfers of financial instruments	(8,747)
Net new and further lending/repayments	126,868
Foreign exchange and other	(52,983)
Financial assets, ending balance	1,511,839
12-month expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,469)
Transfers of financial instruments	(685)
Net remeasurement of ECL arising from transfer of stage	620
Net new and further lending/repayments	(512)
Changes to risk parameters – credit quality	423
Foreign exchange and other	76
Financial assets, ending balance	(1,449)
ECL release/(charge) for the period	531
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,032
Transfers of financial instruments	3,582
Net new and further lending/repayments	(16,162)
Foreign exchange and other	(2,863)
Financial assets, ending balance	86,241
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,406)
Transfers of financial instruments	1,185
Net remeasurement of ECL arising from transfer of stage	(605)
Net new and further lending/repayments	564
Changes to risk parameters – credit quality	(1,087)
Foreign exchange and other	99
Financial assets, ending balance	(2,278)
ECL release/(charge) for the period	(1,128)
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,083
Transfers of financial instruments	5,165
Net new and further lending/repayments	(2,902)
Assets written off	(2,568)
Foreign exchange and other	(636)
Financial assets, ending balance	14,232
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,722)
Transfers of financial instruments	(500)
Net remeasurement of ECL arising from transfer of stage	(103)
Net new and further lending/repayments	733
Changes to risk parameters – credit quality	(2,238)
Assets written off	2,552
Foreign exchange and other	232
Financial assets, ending balance	(5,135)
ECL release/(charge) for the period	(1,608)
Lifetime expected credit losses | POCI | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,042
Net new and further lending/repayments	(587)
Assets written off	(1)
Foreign exchange and other	(26)
Financial assets, ending balance	334
Lifetime expected credit losses | POCI | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(242)
Net new and further lending/repayments	42
Changes to risk parameters – credit quality	(51)
Assets written off	1
Foreign exchange and other	6
Financial assets, ending balance	(194)
ECL release/(charge) for the period	(9)
Wholesale Lending Sector | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	993,134
Net new and further lending/repayments	57,397
Assets written off	(1,183)
Foreign exchange and other	(39,317)
Financial assets, ending balance	1,010,031
Wholesale Lending Sector | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,774)
Net remeasurement of ECL arising from transfer of stage	(61)
Net new and further lending/repayments	519
Changes to risk parameters – credit quality	(1,236)
Assets written off	1,173
Foreign exchange and other	284
Financial assets, ending balance	(6,095)
ECL release/(charge) for the period	(778)
Recoveries	118
Others	(69)
Total change in ECL for the period	(729)
Wholesale Lending Sector | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	897,529
Transfers of financial instruments	(4,477)
Net new and further lending/repayments	74,107
Foreign exchange and other	(36,104)
Financial assets, ending balance	931,055
Wholesale Lending Sector | 12-month expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(873)
Transfers of financial instruments	(274)
Net remeasurement of ECL arising from transfer of stage	262
Net new and further lending/repayments	(271)
Changes to risk parameters – credit quality	157
Foreign exchange and other	97
Financial assets, ending balance	(902)
ECL release/(charge) for the period	148
Wholesale Lending Sector | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	84,354
Transfers of financial instruments	1,535
Net new and further lending/repayments	(13,709)
Foreign exchange and other	(2,777)
Financial assets, ending balance	69,403
Wholesale Lending Sector | Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,249)
Transfers of financial instruments	386
Net remeasurement of ECL arising from transfer of stage	(231)
Net new and further lending/repayments	342
Changes to risk parameters – credit quality	(301)
Foreign exchange and other	41
Financial assets, ending balance	(1,012)
ECL release/(charge) for the period	(190)
Wholesale Lending Sector | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	10,209
Transfers of financial instruments	2,942
Net new and further lending/repayments	(2,414)
Assets written off	(1,182)
Foreign exchange and other	(316)
Financial assets, ending balance	9,239
Wholesale Lending Sector | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(4,410)
Transfers of financial instruments	(112)
Net remeasurement of ECL arising from transfer of stage	(92)
Net new and further lending/repayments	406
Changes to risk parameters – credit quality	(1,041)
Assets written off	1,172
Foreign exchange and other	90
Financial assets, ending balance	(3,987)
ECL release/(charge) for the period	(727)
Wholesale Lending Sector | Lifetime expected credit losses | POCI | Gross carrying amount | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,042
Net new and further lending/repayments	(587)
Assets written off	(1)
Foreign exchange and other	(120)
Financial assets, ending balance	334
Wholesale Lending Sector | Lifetime expected credit losses | POCI | Accumulated impairment | IFRS 9 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(242)
Net new and further lending/repayments	42
Changes to risk parameters – credit quality	(51)
Assets written off	1
Foreign exchange and other	56
Financial assets, ending balance	(194)
ECL release/(charge) for the period	$ (9)